Schedule of Investments (unaudited)
January 31, 2026
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 0.3%
General Electric Co., 4.54%, 05/05/26, (3-mo. CME Term SOFR + 0.64%)(a)(b)	$31,451	$31,470,932
Agriculture — 0.3%
Cargill, Inc., 4.41%, 02/11/28, (1-day SOFR + 0.61%)(b)(c)	10,850	10,871,949
Philip Morris International, Inc.
4.33%, 10/27/28, (1-day SOFR + 0.66%)(b)	9,875	9,889,889
4.51%, 04/28/28, (1-day SOFR + 0.83%)(a)(b)	10,400	10,457,934
		31,219,772
Auto Manufacturers — 8.5%
American Honda Finance Corp.
4.31%, 05/21/26, (1-day SOFR + 0.55%)(b)	1,250	1,250,817
4.31%, 12/11/26, (1-day SOFR + 0.62%)(a)(b)	26,350	26,401,682
4.35%, 05/11/26, (1-day SOFR + 0.55%)(b)	100	100,036
4.38%, 07/09/27, (1-day SOFR + 0.71%)(b)	12,748	12,782,555
4.39%, 10/05/26, (1-day SOFR Index + 0.72%)(b)	16,788	16,825,863
4.39%, 10/22/27, (1-day SOFR + 0.72%)(a)(b)	12,527	12,561,754
4.42%, 01/15/27, (1-day SOFR + 0.75%)(a)(b)	400	401,259
4.44%, 03/08/27, (1-day SOFR + 0.73%)(a)(b)	550	551,594
4.45%, 01/08/29, (1-day SOFR + 0.78%)(b)	9,825	9,836,115
4.46%, 03/12/27, (1-day SOFR + 0.77%)(b)	13,886	13,920,592
4.52%, 08/13/27, (1-day SOFR + 0.73%)(a)(b)	5,000	5,014,749
4.54%, 07/09/27, (1-day SOFR + 0.87%)(a)(b)	12,425	12,497,706
4.54%, 03/03/28, (1-day SOFR + 0.82%)(a)(b)	22,088	22,134,182
4.64%, 09/01/28, (1-day SOFR + 0.90%)(b)	9,025	9,063,151
Series A, 4.42%, 11/19/27, (1-day SOFR + 0.65%)(b)	8,500	8,512,076
BMW U.S. Capital LLC
4.23%, 04/02/26, (1-day SOFR Index + 0.55%)(b)(c)	26,142	26,150,826
4.46%, 03/19/27, (1-day SOFR Index + 0.78%)(a)(b)(c)	21,375	21,464,425
4.51%, 08/11/27, (1-day SOFR + 0.71%)(a)(b)(c)	6,800	6,818,808
4.59%, 08/13/26, (1-day SOFR Index + 0.80%)(b)(c)	23,545	23,602,863
4.60%, 03/21/28, (1-day SOFR Index + 0.92%)(a)(b)(c)	22,200	22,334,318
4.71%, 08/13/27, (1-day SOFR Index + 0.92%)(a)(b)(c)	10,827	10,890,623
Daimler Truck Finance North America LLC
4.51%, 01/13/28, (1-day SOFR + 0.84%)(a)(b)(c)	9,900	9,911,547
4.64%, 09/25/27, (1-day SOFR + 0.96%)(a)(b)(c)	13,775	13,829,012
Ford Motor Credit Co. LLC
5.27%, 11/05/26, (1-day SOFR + 1.45%)(b)	13,680	13,717,171
5.71%, 03/20/28, (1-day SOFR + 2.03%)(b)	11,575	11,695,157
General Motors Financial Co., Inc.
4.72%, 07/15/27, (1-day SOFR Index + 1.05%)(a)(b)	13,135	13,156,609
4.79%, 02/26/27, (1-day SOFR + 1.04%)(a)(b)	6,728	6,743,047
4.84%, 04/04/28, (1-day SOFR Index + 1.17%)(b)	8,684	8,708,139
4.96%, 01/07/30, (1-day SOFR + 1.29%)(a)(b)	10,691	10,691,423
5.16%, 05/08/27, (1-day SOFR Index + 1.35%)(b)	14,061	14,143,495
Hyundai Capital America
4.56%, 01/08/29, (1-day SOFR + 0.89%)(b)(c)	9,325	9,335,186
4.59%, 01/07/28, (1-day SOFR + 0.92%)(b)(c)	10,366	10,391,899
Security	Par (000)	Value
Auto Manufacturers (continued)
4.67%, 03/25/27, (1-day SOFR + 0.99%)(b)(c)	$15,400	$15,467,997
4.71%, 09/24/27, (1-day SOFR + 1.03%)(b)(c)	17,382	17,452,546
4.72%, 03/19/27, (1-day SOFR + 1.04%)(b)(c)	17,026	17,108,121
4.72%, 06/24/27, (1-day SOFR + 1.04%)(a)(b)(c)	27,699	27,848,619
4.74%, 01/08/31, (1-day SOFR + 1.07%)(b)(c)	9,525	9,548,516
4.75%, 09/18/28, (1-day SOFR + 1.07%)(b)(c)	5,925	5,957,855
4.80%, 06/23/27, (1-day SOFR + 1.12%)(a)(b)(c)	12,900	12,986,567
4.98%, 09/18/30, (1-day SOFR + 1.30%)(b)(c)	10,100	10,232,925
5.03%, 03/27/30, (1-day SOFR + 1.35%)(b)(c)	16,075	16,304,855
5.16%, 01/08/27, (1-day SOFR + 1.50%)(a)(b)(c)	13,962	14,086,616
Mercedes-Benz Finance North America LLC
4.30%, 07/31/26, (1-day SOFR + 0.63%)(a)(b)(c)	25,438	25,479,325
4.46%, 04/01/27, (1-day SOFR + 0.78%)(a)(b)(c)	20,300	20,387,208
4.61%, 03/31/28, (1-day SOFR + 0.93%)(b)(c)	15,075	15,145,607
4.64%, 11/15/27, (1-day SOFR + 0.85%)(a)(b)(c)	15,650	15,717,694
Toyota Motor Credit Corp.
4.12%, 04/10/26, (1-day SOFR Index + 0.45%)(a)(b)	1,100	1,100,535
4.14%, 01/08/27, (1-day SOFR + 0.47%)(a)(b)	13,812	13,832,567
4.24%, 05/15/26, (1-day SOFR + 0.45%)(a)(b)	13,616	13,622,024
4.33%, 03/19/27, (1-day SOFR + 0.65%)(b)	20,557	20,631,913
4.43%, 09/05/28, (1-day SOFR + 0.72%)(a)(b)	16,750	16,862,971
4.50%, 05/14/27, (1-day SOFR + 0.71%)(a)(b)	20,900	21,003,989
4.58%, 08/07/26, (1-day SOFR + 0.77%)(b)	30,850	30,935,951
4.67%, 05/18/26, (1-day SOFR Index + 0.89%)(a)(b)	12,070	12,093,593
Series B, 4.12%, 01/12/28, (1-day SOFR + 0.45%)(b)	8,100	8,107,100
Volkswagen Group of America Finance LLC
4.51%, 03/20/26, (1-day SOFR + 0.83%)(b)(c)	6,690	6,694,056
4.74%, 03/25/27, (1-day SOFR + 1.06%)(a)(b)(c)	11,225	11,259,195
4.85%, 08/14/26, (1-day SOFR + 1.06%)(a)(b)(c)	22,182	22,249,621
		787,556,645
Auto Parts & Equipment — 0.1%
LG Energy Solution Ltd., 5.37%, 04/02/30, (1-day SOFR + 1.70%)(b)(d)	9,400	9,609,071
Banks — 45.2%
ABN AMRO Bank NV
4.42%, 07/07/28, (1-day SOFR Index + 0.75%)(b)(c)	10,300	10,339,104
4.72%, 12/03/28, (1-day SOFR Index + 1.00%)(b)(c)	15,730	15,791,085
5.46%, 09/18/27, (1-day SOFR Index + 1.78%)(b)(c)	22,725	22,906,292
ANZ New Zealand Int'l Ltd/London
4.27%, 01/22/29, (1-day SOFR + 0.61%)(b)(c)	12,925	12,930,452
4.41%, 01/22/31, (1-day SOFR + 0.75%)(b)(c)	17,525	17,560,690
ASB Bank Ltd., 4.56%, 10/29/30, (1-day SOFR + 0.90%)(b)(c)	8,175	8,236,757
Australia & New Zealand Banking Group Ltd.
4.15%, 12/16/26, (1-day SOFR + 0.47%)(a)(b)(c)	13,740	13,762,472
4.24%, 03/18/26, (1-day SOFR + 0.56%)(b)(c)	18,765	18,773,932
4.29%, 12/08/28, (1-day SOFR + 0.59%)(b)(c)	24,400	24,474,256
4.30%, 06/18/28, (1-day SOFR + 0.62%)(a)(b)(c)	17,300	17,373,296
4.32%, 09/30/27, (1-day SOFR + 0.65%)(a)(b)(c)	20,165	20,240,291
4.34%, 07/16/27, (1-day SOFR + 0.68%)(a)(b)(c)	43,890	44,113,988
4.38%, 12/08/30, (1-day SOFR + 0.68%)(a)(b)(c)	14,800	14,839,817
4.47%, 01/18/27, (1-day SOFR + 0.81%)(b)(c)	30,525	30,669,789
4.53%, 12/16/29, (1-day SOFR + 0.85%)(a)(b)(c)	25,650	25,918,429

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Banco Santander SA
4.79%, 07/15/28, (1-day SOFR + 1.12%)(a)(b)	$32,615	$32,820,523
4.96%, 11/06/30, (1-day SOFR + 1.12%)(a)(b)	10,000	10,029,526
5.07%, 03/14/28, (1-day SOFR + 1.38%)(b)	17,403	17,517,881
Bank of America Corp.
4.64%, 07/22/27, (1-day SOFR + 0.97%)(a)(b)	21,566	21,618,606
4.68%, 01/24/31, (1-day SOFR + 1.01%)(b)	15,000	15,076,950
4.74%, 09/15/26, (3-mo. CME Term SOFR +1.02%)(a)(b)	9,364	9,387,794
4.88%, 02/04/28, (1-day SOFR + 1.05%)(b)	19,595	19,698,862
4.91%, 05/09/29, (1-day SOFR + 1.11%)(a)(b)	18,500	18,651,749
5.03%, 09/15/27, (1-day SOFR + 1.35%)(b)	11,546	11,609,055
Series frn, 4.50%, 01/24/29, (1-day SOFR + 0.83%)(b)	30,880	30,972,549
Bank of America N.A., 4.80%, 08/18/26, (1-day SOFR + 1.02%)(b)	7,055	7,080,633
Bank of Montreal
4.30%, 09/15/26, (1-day SOFR Index + 0.62%)(a)(b)	14,782	14,813,308
4.43%, 09/22/28, (1-day SOFR Index + 0.75%)(a)(b)	6,050	6,057,871
4.47%, 06/04/27, (1-day SOFR Index + 0.76%)(b)	15,647	15,711,978
4.53%, 01/27/29, (1-day SOFR + 0.86%)(b)	9,925	9,952,983
4.57%, 09/10/27, (1-day SOFR Index + 0.88%)(a)(b)	28,400	28,474,074
4.85%, 12/11/26, (1-day SOFR Index + 1.16%)(a)(b)	12,825	12,915,357
5.04%, 06/05/26, (1-day SOFR Index + 1.33%)(a)(b)	6,809	6,832,716
Bank of New York Mellon (The), 4.38%, 04/20/27, (1-day SOFR Index + 0.71%)(b)	2,125	2,126,775
Bank of New York Mellon Corp.(The)
4.30%, 01/22/30, (1-day SOFR + 0.63%)(b)	9,325	9,325,333
4.38%, 06/09/28, (1-day SOFR Index + 0.68%)(b)	9,700	9,721,834
4.50%, 07/21/28, (1-day SOFR Index + 0.83%)(b)	12,521	12,576,176
Bank of New Zealand, 4.47%, 01/27/27, (1-day SOFR + 0.81%)(a)(b)(c)	14,910	14,977,546
Bank of Nova Scotia(The)
4.28%, 03/02/26, (1-day SOFR Index + 0.55%)(b)	14,679	14,682,071
4.29%, 09/15/26, (1-day SOFR + 0.61%)(a)(b)	9,634	9,646,602
4.40%, 02/02/30, (1-day SOFR + 0.73%)(b)	6,925	6,925,909
4.49%, 06/04/27, (1-day SOFR Index + 0.78%)(b)	21,287	21,382,757
4.68%, 02/14/29, (1-day SOFR + 0.89%)(b)	13,000	13,023,751
4.71%, 09/08/28, (1-day SOFR + 1.00%)(b)	9,587	9,635,475
4.75%, 08/01/29, (1-day SOFR Index + 1.08%)(a)(b)	14,600	14,731,637
Series I, 4.44%, 09/15/28, (1-day SOFR + 0.76%)(a)(b)	6,425	6,432,127
Banque Federative du Credit Mutuel SA
4.66%, 10/16/28, (1-day SOFR + 0.99%)(a)(b)(c)	15,450	15,524,127
4.80%, 01/23/27, (1-day SOFR + 1.13%)(b)(c)	13,982	14,063,156
4.86%, 02/16/28, (1-day SOFR Index + 1.07%)(a)(b)(c)	12,460	12,550,064
4.90%, 01/22/30, (1-day SOFR Index + 1.23%)(b)(c)	10,285	10,373,727
Security	Par (000)	Value
Banks (continued)
5.07%, 07/13/26, (1-day SOFR Index + 1.40%)(a)(b)(c)	$5,775	$5,803,514
Barclays PLC
4.88%, 11/11/29, (1-day SOFR + 1.08%)(a)(b)	10,600	10,654,669
5.18%, 03/12/28, (1-day SOFR + 1.49%)(a)(b)	20,300	20,487,062
5.56%, 09/13/27, (1-day SOFR + 1.88%)(a)(b)	13,965	14,079,186
BNP Paribas SA, 5.24%, 05/09/29, (1-day SOFR + 1.43%)(b)(c)	11,050	11,166,210
BPCE SA, 5.65%, 10/19/27, (1-day SOFR Index + 1.98%)(a)(b)(c)	12,081	12,199,226
Canadian Imperial Bank of Commerce
4.39%, 01/13/28, (1-day SOFR + 0.72%)(a)(b)	18,327	18,356,979
4.47%, 01/29/30, (1-day SOFR Index + 0.80%)(b)	10,000	10,013,845
4.51%, 09/08/28, (1-day SOFR + 0.80%)(a)(b)	5,850	5,863,657
4.62%, 06/28/27, (1-day SOFR + 0.94%)(b)	15,155	15,273,043
4.62%, 09/11/27, (1-day SOFR Index + 0.93%)(a)(b)	18,425	18,477,376
4.71%, 03/30/29, (1-day SOFR + 1.03%)(a)(b)	12,075	12,140,148
4.90%, 10/02/26, (1-day SOFR + 1.22%)(a)(b)	10,445	10,507,135
Citibank N.A.
4.26%, 04/30/26, (1-day SOFR Index + 0.59%)(a)(b)	9,895	9,901,052
4.48%, 11/19/27, (1-day SOFR + 0.71%)(a)(b)	26,205	26,251,670
4.51%, 05/29/27, (1-day SOFR + 0.78%)(b)	32,200	32,362,133
4.52%, 08/06/26, (1-day SOFR + 0.71%)(b)	13,505	13,528,557
4.77%, 12/04/26, (1-day SOFR Index + 1.06%)(b)	12,510	12,588,064
4.85%, 05/29/30, (1-day SOFR + 1.12%)(b)	16,800	17,042,114
Citigroup, Inc.
4.47%, 06/09/27, (1-day SOFR + 0.77%)(a)(b)	23,310	23,332,441
4.58%, 03/04/29, (1-day SOFR + 0.87%)(a)(b)	25,750	25,797,818
4.94%, 05/07/28, (1-day SOFR + 1.14%)(b)	12,700	12,776,646
5.04%, 02/24/28, (1-day SOFR + 1.28%)(b)	20,745	20,898,169
Commonwealth Bank of Australia
4.20%, 06/15/26, (1-day SOFR + 0.52%)(a)(b)(c)	11,531	11,543,164
4.20%, 11/27/26, (1-day SOFR + 0.46%)(b)(c)	22,050	22,081,314
4.32%, 03/14/28, (1-day SOFR + 0.64%)(b)(c)	22,375	22,470,213
4.43%, 03/13/26, (1-day SOFR + 0.75%)(b)(c)	14,555	14,563,418
4.45%, 10/01/30, (1-day SOFR + 0.78%)(a)(b)(c)	19,005	19,158,861
4.49%, 03/14/30, (1-day SOFR + 0.81%)(b)(c)	48,225	48,651,901
4.65%, 03/14/27, (1-day SOFR + 0.97%)(a)(b)(c)	8,425	8,478,744
Cooperatieve Rabobank UA, 4.26%, 10/17/28, (1-day SOFR + 0.59%)(a)(b)	17,650	17,696,110
Cooperatieve Rabobank UA/New York
4.08%, 01/14/28, (1-day SOFR + 0.41%)(b)	7,425	7,432,526
4.27%, 01/21/28, (1-day SOFR + 0.60%)(b)	16,180	16,243,139
4.37%, 08/28/26, (1-day SOFR Index + 0.62%)(b)	18,100	18,136,453
4.37%, 01/14/31, (1-day SOFR + 0.70%)(b)	11,975	12,002,494
4.42%, 03/05/27, (1-day SOFR Index + 0.71%)(b)	27,480	27,593,314
4.56%, 10/17/29, (1-day SOFR Index + 0.89%)(a)(b)	16,420	16,565,151
4.57%, 10/05/26, (1-day SOFR Index + 0.90%)(b)	19,122	19,202,813
Series ., 4.34%, 05/27/27, (1-day SOFR + 0.59%)(a)(b)	12,950	12,991,472
Credit Agricole SA
4.56%, 03/11/27, (1-day SOFR + 0.87%)(a)(b)(c)	15,320	15,382,291
4.80%, 01/09/29, (1-day SOFR + 1.13%)(b)(c)	14,630	14,707,559

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.90%, 09/11/28, (1-day SOFR + 1.21%)(b)(c)	$20,135	$20,263,521
4.96%, 07/05/26, (1-day SOFR + 1.29%)(a)(b)(c)	17,525	17,597,341
DBS Group Holdings Ltd.
4.28%, 03/21/28, (1-day SOFR + 0.60%)(b)(c)	30,785	30,876,348
4.33%, 03/21/30, (1-day SOFR + 0.65%)(b)(c)	15,050	15,096,918
Deutsche Bank AG/New York NY
4.88%, 01/10/29, (1-day SOFR + 1.21%)(b)	17,165	17,253,953
5.01%, 11/16/27, (1-day SOFR + 1.22%)(a)(b)	9,509	9,539,766
DNB Bank ASA, 4.88%, 11/05/30, (1-day SOFR + 1.06%)(b)(c)	1,300	1,313,417
Federation des Caisses Desjardins du Quebec, 4.30%, 01/27/27, (1-day SOFR + 0.63%)(a)(b)(c)	2,700	2,706,326
Fifth Third Bank N.A., 4.48%, 01/28/28, (1-day SOFR + 0.81%)(b)	12,680	12,699,039
Goldman Sachs Bank USA/New York
4.45%, 03/18/27, (1-day SOFR + 0.77%)(b)	15,865	15,873,105
4.51%, 05/21/27, (1-day SOFR + 0.75%)(b)	24,850	24,877,758
Goldman Sachs Group, Inc.(The)
4.38%, 01/21/29, (1-day SOFR + 0.71%)(b)	13,750	13,749,337
4.51%, 03/09/27, (1-day SOFR + 0.81%)(b)	22,356	22,365,373
4.51%, 09/10/27, (1-day SOFR + 0.82%)(b)	8,588	8,604,214
4.59%, 10/21/27, (1-day SOFR + 0.92%)(a)(b)	16,495	16,543,785
4.59%, 10/21/29, (1-day SOFR + 0.92%)(a)(b)	13,325	13,360,967
4.75%, 01/28/31, (1-day SOFR + 1.08%)(a)(b)	12,300	12,393,501
4.88%, 02/24/28, (1-day SOFR + 1.12%)(a)(b)	16,867	16,964,264
4.96%, 04/23/28, (1-day SOFR + 1.29%)(b)	12,675	12,780,327
5.53%, 03/15/28, (1-day SOFR + 1.85%)(a)(b)	14,720	14,922,898
5.68%, 10/28/27, (3-mo. CME Term SOFR + 2.01%)(b)	30,772	31,093,828
HSBC Holdings PLC
4.78%, 03/03/29, (1-day SOFR + 1.03%)(b)	17,065	17,125,861
4.82%, 11/19/28, (1-day SOFR + 1.04%)(b)	12,571	12,629,676
5.08%, 11/19/30, (1-day SOFR + 1.29%)(a)(b)	15,510	15,691,836
5.37%, 08/14/27, (1-day SOFR + 1.57%)(a)(b)	27,890	28,040,472
HSBC USA, Inc.
4.67%, 03/04/27, (1-day SOFR + 0.96%)(a)(b)	21,725	21,842,794
4.69%, 06/03/28, (1-day SOFR + 0.97%)(b)	7,350	7,402,768
Huntington National Bank (The), 4.39%, 04/12/28, (1-day SOFR + 0.72%)(a)(b)	18,575	18,577,080
ING Groep NV
4.69%, 04/01/27, (1-day SOFR Index + 1.01%)(a)(b)	19,540	19,558,286
4.69%, 03/25/29, (1-day SOFR Index + 1.01%)(b)	17,650	17,710,726
5.25%, 09/11/27, (1-day SOFR Index + 1.56%)(b)	23,320	23,470,864
JPMorgan Chase & Co.
4.45%, 09/22/27, (1-day SOFR + 0.77%)(b)	17,993	18,030,205
4.53%, 10/22/28, (1-day SOFR + 0.86%)(b)	18,972	19,054,207
4.55%, 04/22/27, (1-day SOFR + 0.89%)(b)	26,067	26,097,900
4.59%, 04/22/28, (1-day SOFR + 0.92%)(b)	30,493	30,642,711
4.60%, 07/22/28, (1-day SOFR + 0.93%)(b)	25,545	25,683,167
4.87%, 01/23/28, (1-day SOFR + 1.20%)(b)	22,246	22,403,558
4.94%, 02/24/28, (1-day SOFR + 1.18%)(b)	24,885	25,058,984
Series FRN, 4.47%, 01/24/29, (1-day SOFR + 0.80%)(b)	25,598	25,678,633
JPMorgan Chase Bank N.A.
4.29%, 04/29/26, (1-day SOFR + 0.62%)(a)(b)	2,705	2,707,562
4.71%, 12/08/26, (1-day SOFR + 1.00%)(a)(b)	26,976	27,131,035
KEB Hana Bank, 4.26%, 10/21/28(b)(d)	400	401,117
Security	Par (000)	Value
Banks (continued)
Lloyds Banking Group PLC
4.75%, 06/13/29, (1-day SOFR Index + 1.06%)(b)	$8,200	$8,237,282
4.82%, 11/26/28, (1-day SOFR Index + 1.06%)(b)	23,068	23,189,580
5.26%, 01/05/28, (1-day SOFR Index + 1.58%)(a)(b)	15,940	16,089,365
5.39%, 08/07/27, (1-day SOFR Index + 1.56%)(a)(b)	21,730	21,859,115
Macquarie Bank Ltd.
4.14%, 02/03/28, (1-day SOFR + 0.48%)(b)(c)	9,150	9,155,381
4.42%, 06/12/28, (1-day SOFR + 0.74%)(b)(c)	17,500	17,589,838
4.59%, 07/02/27, (1-day SOFR + 0.92%)(b)(c)	19,950	20,093,377
4.90%, 12/07/26, (1-day SOFR + 1.20%)(a)(b)(c)	16,568	16,676,424
4.92%, 06/15/26, (1-day SOFR + 1.24%)(b)(c)	15,394	15,439,115
Macquarie Group Ltd., 4.60%, 09/23/27, (1-day SOFR + 0.92%)(b)(c)	20,045	20,087,002
Morgan Stanley
4.46%, 01/09/30, (1-day SOFR + 0.80%)(b)	22,100	22,045,719
4.69%, 04/13/28, (1-day SOFR + 1.02%)(b)	38,298	38,491,176
5.05%, 04/12/29, (1-day SOFR + 1.38%)(a)(b)	18,325	18,575,880
Series I, 4.59%, 10/18/29, (1-day SOFR + 0.92%)(a)(b)	12,000	12,049,906
Morgan Stanley Bank N.A.
4.35%, 10/15/27, (1-day SOFR + 0.69%)(b)	32,775	32,836,756
4.57%, 01/12/29, (1-day SOFR + 0.90%)(a)(b)	17,000	17,071,968
4.61%, 05/26/28, (1-day SOFR + 0.87%)(b)	28,960	29,054,298
4.61%, 07/14/28, (1-day SOFR + 0.94%)(a)(b)	36,135	36,327,081
4.75%, 01/14/28, (1-day SOFR + 1.08%)(b)	22,885	23,013,648
4.83%, 10/30/26, (1-day SOFR + 1.17%)(b)	15,756	15,853,661
Morgan Stanley Private Bank N.A.
4.44%, 02/08/30(b)	9,250	9,245,902
Series ., 4.44%, 07/06/28, (1-day SOFR + 0.77%)(b)	17,725	17,762,702
Series ., 4.56%, 11/17/28, (1-day SOFR + 0.78%)(b)	6,800	6,817,837
National Australia Bank Ltd.
4.18%, 12/13/28, (1-day SOFR + 0.53%)(a)(b)(c)	2,525	2,526,411
4.20%, 03/06/28, (1-day SOFR + 0.50%)(b)(c)	9,860	9,865,833
4.26%, 10/26/27, (1-day SOFR + 0.60%)(b)(c)	25,900	25,985,925
4.31%, 01/12/27, (1-day SOFR + 0.65%)(b)(c)	17,560	17,614,879
4.31%, 06/11/27, (1-day SOFR + 0.62%)(a)(b)(c)	29,740	29,831,477
4.33%, 06/13/28, (1-day SOFR + 0.65%)(b)(c)	19,725	19,813,350
4.34%, 01/13/31, (1-day SOFR + 0.68%)(a)(b)(c)	22,525	22,598,849
4.45%, 01/14/30, (1-day SOFR + 0.79%)(a)(b)(c)	19,950	20,102,694
National Bank of Canada
4.44%, 01/20/29, (1-day SOFR + 0.77%)(b)	10,000	10,014,622
4.71%, 07/02/27, (1-day SOFR Index + 1.03%)(b)	10,685	10,709,304
NatWest Group PLC
4.86%, 05/23/29, (1-day SOFR + 1.10%)(a)(b)	11,200	11,250,097
5.01%, 03/01/28, (1-day SOFR + 1.25%)(b)	14,105	14,190,125
5.10%, 11/15/28, (1-day SOFR + 1.30%)(b)	13,100	13,227,529
NatWest Markets PLC
4.44%, 09/29/26, (1-day SOFR + 0.76%)(a)(b)(c)	14,160	14,194,024
4.61%, 11/06/28, (1-day SOFR + 0.80%)(b)(c)	5,250	5,254,955
4.63%, 03/21/28, (1-day SOFR + 0.95%)(a)(b)(c)	12,900	12,969,687
4.69%, 05/17/27, (1-day SOFR + 0.90%)(b)(c)	12,257	12,317,682
4.87%, 03/21/30, (1-day SOFR + 1.19%)(a)(b)(c)	10,400	10,513,041
4.93%, 05/17/29, (1-day SOFR + 1.14%)(a)(b)(c)	17,295	17,446,857

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
NongHyup Bank
4.34%, 01/21/29, (1-day SOFR + 0.68%)(b)(d)	$10,000	$10,031,167
4.46%, 07/22/27, (1-day SOFR + 0.80%)(b)(d)	5,500	5,529,073
Nordea Bank Abp
4.38%, 03/17/28, (1-day SOFR + 0.70%)(b)(c)	8,515	8,552,618
4.42%, 03/19/27, (1-day SOFR + 0.74%)(b)(c)	9,270	9,305,449
4.58%, 08/28/30, (1-day SOFR + 0.83%)(a)(b)(c)	10,200	10,227,639
4.71%, 09/10/29, (1-day SOFR + 1.02%)(b)(c)	17,775	18,006,462
PNC Bank N.A., 4.40%, 07/21/28, (1-day SOFR + 0.73%)(b)	9,800	9,819,301
PNC Financial Services Group, Inc. (The), 4.29%, 01/26/29, (1-day SOFR + 0.62%)(b)	12,600	12,608,187
Royal Bank of Canada
4.24%, 04/27/26, (1-day SOFR Index + 0.57%)(b)	16,458	16,470,496
4.26%, 11/02/26, (1-day SOFR Index + 0.59%)(a)(b)	16,000	16,045,148
4.38%, 01/21/27, (1-day SOFR Index + 0.71%)(a)(b)	14,373	14,424,824
4.39%, 10/18/27, (1-day SOFR Index + 0.72%)(a)(b)	24,300	24,348,646
4.46%, 07/23/27, (1-day SOFR Index + 0.79%)(b)	19,975	20,010,909
4.50%, 03/27/28, (1-day SOFR Index + 0.82%)(b)	21,750	21,812,551
4.50%, 01/24/29, (1-day SOFR Index + 0.83%)(b)	20,375	20,426,633
4.53%, 10/18/28, (1-day SOFR Index + 0.86%)(a)(b)	16,009	16,064,203
4.62%, 01/19/27, (1-day SOFR Index + 0.95%)(b)	19,307	19,422,491
4.69%, 08/06/29, (1-day SOFR Index + 0.88%)(a)(b)	6,000	6,016,940
4.75%, 07/20/26, (1-day SOFR Index + 1.08%)(a)(b)	6,075	6,098,939
Series 1, 4.54%, 11/03/28, (1-day SOFR + 0.70%)(b)	15,600	15,612,917
Santander Holdings USA, Inc., 5.29%, 03/20/29, (1-day SOFR + 1.61%)(b)	11,525	11,630,441
Santander U.K. Group Holdings PLC, 4.75%, 09/22/29, (1-day SOFR Index + 1.07%)(a)(b)	11,200	11,222,744
Skandinaviska Enskilda Banken AB
4.48%, 06/02/28, (1-day SOFR + 0.75%)(b)(c)	8,700	8,740,217
4.60%, 03/05/27, (1-day SOFR + 0.89%)(b)(c)	14,697	14,775,316
4.78%, 09/03/30, (1-day SOFR + 1.06%)(b)(c)	11,100	11,121,495
Societe Generale SA
4.76%, 04/12/30, (1-day SOFR + 1.09%)(b)(c)	15,600	15,619,976
4.87%, 02/19/27, (1-day SOFR + 1.10%)(a)(b)(c)	8,000	8,026,668
5.08%, 04/13/29, (1-day SOFR + 1.41%)(b)(c)	14,425	14,541,884
5.18%, 05/22/29, (1-day SOFR + 1.42%)(a)(b)(c)	15,700	15,827,331
5.33%, 01/19/28, (1-day SOFR + 1.66%)(b)(c)	12,455	12,552,200
Standard Chartered Bank/New York, 4.32%, 10/08/26, (1-day SOFR + 0.65%)(a)(b)	1,825	1,828,261
Standard Chartered PLC
4.59%, 01/13/30, (1-day SOFR + 0.92%)(b)(c)	14,225	14,249,664
4.91%, 01/21/29, (1-day SOFR + 1.24%)(a)(b)(c)	9,375	9,449,797
4.96%, 05/14/28, (1-day SOFR + 1.17%)(b)(c)	18,835	18,945,075
5.60%, 07/06/27, (1-day SOFR + 1.93%)(b)(c)	24,440	24,581,458
5.84%, 02/08/28, (1-day SOFR + 2.03%)(a)(b)(c)	16,700	16,927,098
State Street Bank & Trust Co., 4.22%, 11/25/26, (1-day SOFR + 0.46%)(b)	6,765	6,778,345
Security	Par (000)	Value
Banks (continued)
State Street Corp.
4.31%, 10/22/27, (1-day SOFR + 0.64%)(a)(b)	$10,405	$10,451,896
4.62%, 04/24/28, (1-day SOFR + 0.95%)(b)	9,570	9,623,708
4.66%, 08/03/26, (1-day SOFR + 0.85%)(a)(b)	12,917	12,949,655
Sumitomo Mitsui Financial Group, Inc.
4.42%, 01/15/29, (1-day SOFR + 0.76%)(b)	15,325	15,336,546
4.54%, 01/14/27, (1-day SOFR + 0.88%)(b)	21,745	21,843,770
4.71%, 04/15/30, (1-day SOFR + 1.05%)(b)	23,500	23,624,175
4.83%, 07/09/29, (1-day SOFR + 1.17%)(b)	24,235	24,516,183
4.96%, 07/13/26, (1-day SOFR + 1.30%)(b)	16,460	16,522,088
Sumitomo Mitsui Trust Bank Ltd.
4.45%, 09/11/28, (1-day SOFR + 0.75%)(a)(b)(c)	11,100	11,137,387
4.68%, 03/13/30, (1-day SOFR + 0.99%)(a)(b)(c)	30,300	30,732,293
4.69%, 09/10/27, (1-day SOFR + 0.98%)(a)(b)(c)	28,315	28,576,999
4.83%, 03/09/26, (1-day SOFR + 1.12%)(b)(c)	20,015	20,028,102
4.84%, 09/14/26, (1-day SOFR + 1.15%)(b)(c)	18,645	18,743,042
Svenska Handelsbanken AB
4.41%, 05/28/27, (1-day SOFR + 0.66%)(b)(c)	16,477	16,537,510
4.50%, 05/23/28, (1-day SOFR + 0.74%)(a)(b)(c)	8,850	8,895,241
4.93%, 06/15/26, (1-day SOFR + 1.25%)(b)(c)	11,100	11,141,499
Swedbank AB
4.80%, 11/20/29, (1-day SOFR + 1.03%)(b)(c)	11,116	11,252,098
5.06%, 06/15/26, (1-day SOFR Index + 1.38%)(a)(b)(c)	10,025	10,066,954
Toronto-Dominion Bank(The)
4.28%, 09/10/26, (1-day SOFR + 0.59%)(a)(b)	12,187	12,206,859
4.30%, 12/17/26, (1-day SOFR + 0.62%)(a)(b)	15,339	15,382,338
4.40%, 04/05/27, (1-day SOFR + 0.73%)(b)	21,354	21,425,970
4.42%, 10/13/28, (1-day SOFR + 0.75%)(a)(b)	15,800	15,828,568
4.49%, 01/31/28, (1-day SOFR + 0.82%)(b)	14,965	15,034,776
4.64%, 06/02/28, (1-day SOFR + 0.91%)(a)(b)	9,650	9,704,184
4.71%, 12/17/29, (1-day SOFR + 1.03%)(b)	16,490	16,607,615
4.75%, 07/17/26, (1-day SOFR + 1.08%)(a)(b)	14,103	14,149,701
Series F, 4.25%, 01/13/28, (1-day SOFR + 0.58%)(b)	350	350,376
Truist Bank, 4.33%, 01/27/29, (1-day SOFR + 0.66%)(b)	11,300	11,291,093
U.S. Bank NA/Cincinnati OH
4.36%, 10/22/27, (1-day SOFR + 0.69%)(a)(b)	22,070	22,098,364
4.70%, 05/15/28, (1-day SOFR + 0.91%)(b)	125	125,554
UBS Group AG, 4.52%, 12/23/29, (1-day SOFR + 0.84%)(a)(b)(c)	22,875	22,877,328
United Overseas Bank Ltd.
4.25%, 04/02/28, (1-day SOFR Index + 0.58%)(a)(b)(c)	18,850	18,902,250
4.32%, 04/02/30, (1-day SOFR Index + 0.65%)(a)(b)(c)	2,000	2,006,865
Wells Fargo & Co.
4.41%, 01/23/30, (1-day SOFR + 0.74%)(b)	18,100	18,089,394
4.45%, 01/24/28, (1-day SOFR + 0.78%)(b)	24,815	24,875,631
4.56%, 09/15/29, (1-day SOFR + 0.88%)(a)(b)	21,675	21,771,667
4.74%, 04/22/28, (1-day SOFR + 1.07%)(b)	36,768	36,975,453
5.04%, 04/23/29, (1-day SOFR + 1.37%)(b)	11,600	11,761,675
Wells Fargo Bank N.A.
4.76%, 12/11/26, (1-day SOFR + 1.07%)(b)	18,895	19,013,133
4.87%, 08/07/26, (1-day SOFR + 1.06%)(a)(b)	8,220	8,248,949
Westpac Banking Corp.
4.08%, 04/16/26, (1-day SOFR + 0.42%)(a)(b)	13,675	13,681,560
4.12%, 10/20/26, (1-day SOFR + 0.46%)(b)	9,615	9,629,455
4.20%, 03/06/28, (1-day SOFR + 0.50%)(b)(c)	12,405	12,414,598
4.24%, 06/03/26, (1-day SOFR + 0.52%)(a)(b)	12,896	12,908,580

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.47%, 04/16/29, (1-day SOFR + 0.81%)(a)(b)	$28,626	$28,864,480
4.49%, 07/01/30, (1-day SOFR + 0.82%)(a)(b)	20,900	21,088,960
Westpac New Zealand Ltd., 4.41%, 01/30/31, (1-day SOFR + 0.75%)(b)(c)	20,000	20,022,000
		4,190,028,650
Beverages — 0.6%
Keurig Dr Pepper, Inc.
4.37%, 11/15/26, (1-day SOFR + 0.58%)(a)(b)	1,675	1,675,742
4.56%, 03/15/27, (1-day SOFR Index + 0.88%)(b)	16,058	16,083,664
Pepsico Singapore Financing I Pte Ltd., 4.34%, 02/16/27, (1-day SOFR Index + 0.56%)(a)(b)	20,691	20,758,694
PepsiCo, Inc., 4.19%, 02/13/26, (1-day SOFR Index + 0.40%)(b)	13,411	13,411,789
		51,929,889
Commercial Services — 0.1%
PayPal Holdings, Inc., 4.38%, 03/06/28, (1-day SOFR + 0.67%)(a)(b)	13,180	13,218,294
Computers — 0.0%
Hewlett Packard Enterprise Co., 4.64%, 09/15/28, (1-day SOFR + 0.96%)(b)	100	100,315
Diversified Financial Services — 2.0%
American Express Co.
4.42%, 04/23/27, (1-day SOFR + 0.75%)(b)	11,355	11,364,216
4.48%, 11/04/26, (1-day SOFR Index + 0.65%)(b)	9,744	9,772,055
4.48%, 07/20/29, (1-day SOFR + 0.81%)(a)(b)	22,725	22,790,204
4.60%, 07/26/28, (1-day SOFR + 0.93%)(a)(b)	18,967	19,058,305
4.64%, 07/28/27, (1-day SOFR Index + 0.97%)(b)	17,391	17,407,323
4.69%, 01/30/31, (1-day SOFR + 1.02%)(b)	10,000	10,040,800
4.79%, 02/16/28, (1-day SOFR Index + 1.00%)(a)(b)	16,346	16,420,344
4.93%, 04/25/29, (1-day SOFR + 1.26%)(b)	10,250	10,375,230
Charles Schwab Corp.(The)
4.31%, 05/13/26, (1-day SOFR Index + 0.52%)(b)	16,662	16,672,237
4.77%, 03/03/27, (1-day SOFR Index + 1.05%)(a)(b)	14,468	14,564,559
Equitable America Global Funding, 4.39%, 09/15/27, (1-day SOFR + 0.71%)(b)(c)	100	100,149
Kodit Global 2025-1 Co. Ltd., 4.32%, 09/30/28, (1-day SOFR + 0.65%)(b)(d)	2,000	2,002,190
Mastercard, Inc., 4.12%, 03/15/28, (1-day SOFR Index + 0.44%)(a)(b)	10,248	10,265,182
Nomura Holdings, Inc., 4.92%, 07/02/27, (1-day SOFR + 1.25%)(a)(b)	18,447	18,586,106
Stellantis Financial Services U.S. Corp., 5.37%, 09/15/28, (1-day SOFR + 1.69%)(b)(c)	5,350	5,377,175
		184,796,075
Electric — 1.0%
Consolidated Edison Co. of New York, Inc., 4.30%, 11/18/27, (1-day SOFR Index + 0.52%)(b)	13,734	13,758,083
Constellation Energy Generation LLC, 4.27%, 01/08/28, (1-day SOFR + 0.60%)(b)	9,325	9,339,174
Georgia Power Co., 3.96%, 09/15/26, (1-day SOFR Index + 0.28%)(a)(b)	13,850	13,855,831
National Rural Utilities Cooperative Finance Corp.
4.50%, 09/16/27, (1-day SOFR + 0.82%)(b)	10,685	10,739,032
Security	Par (000)	Value
Electric (continued)
4.62%, 02/05/27, (1-day SOFR + 0.80%)(a)(b)	$13,735	$13,792,995
NextEra Energy Capital Holdings, Inc., 4.63%, 02/04/28, (1-day SOFR Index + 0.80%)(b)	13,610	13,682,992
Pinnacle West Capital Corp., 4.51%, 06/10/26, (1-day SOFR + 0.82%)(b)	17,371	17,376,894
		92,545,001
Electronics — 0.1%
Amphenol Corp., 4.33%, 11/15/27, (1-day SOFR + 0.53%)(a)(b)	9,025	9,047,346
Health Care - Services — 0.4%
HCA, Inc., 4.61%, 03/01/28, (1-day SOFR + 0.87%)(b)	11,350	11,394,334
Roche Holdings, Inc., 4.53%, 11/13/26, (1-day SOFR + 0.74%)(b)(c)	12,025	12,069,794
UnitedHealth Group, Inc., 4.17%, 07/15/26, (1-day SOFR + 0.50%)(a)(b)	16,283	16,298,851
		39,762,979
Holding Companies - Diversified — 0.0%
Temasek Financial I Ltd., 4.16%, 08/20/27, (1-day SOFR + 0.38%)(b)(c)	2,550	2,551,529
Insurance — 5.9%
Athene Global Funding
4.42%, 07/16/26, (1-day SOFR Index + 0.75%)(b)(c)	2,850	2,853,936
4.50%, 01/07/27, (1-day SOFR Index + 0.83%)(b)(c)	12,375	12,398,401
4.66%, 05/08/26, (1-day SOFR Index + 0.85%)(a)(b)(c)	10,866	10,876,355
4.66%, 03/06/28, (1-day SOFR Index + 0.95%)(a)(b)(c)	19,600	19,631,354
4.68%, 09/18/28, (1-day SOFR Index + 1.00%)(a)(b)(c)	11,000	11,011,946
4.78%, 08/27/26, (1-day SOFR Index + 1.03%)(a)(b)(c)	12,975	13,012,510
4.89%, 03/25/27, (1-day SOFR Index + 1.21%)(b)(c)	13,413	13,487,204
Corebridge Global Funding
4.42%, 01/07/28, (1-day SOFR + 0.75%)(b)(c)	9,775	9,783,749
4.54%, 12/15/28, (1-day SOFR + 0.86%)(b)(c)	5,400	5,407,160
4.98%, 09/25/26, (1-day SOFR + 1.30%)(a)(b)(c)	23,003	23,135,533
F&G Global Funding, 5.03%, 09/08/28, (1-day SOFR + 1.33%)(a)(b)(c)	5,300	5,329,628
Jackson National Life Global Funding
4.59%, 06/09/27, (1-day SOFR + 0.89%)(b)(c)	400	401,283
4.64%, 01/14/28, (1-day SOFR + 0.97%)(a)(b)(c)	13,180	13,246,613
4.64%, 09/12/28, (1-day SOFR + 0.95%)(a)(b)(c)	15,350	15,407,892
Marsh & McLennan Companies, Inc., 4.51%, 11/08/27, (1-day SOFR Index + 0.70%)(a)(b)	12,131	12,182,515
MassMutual Global Funding II
4.33%, 01/22/29, (1-day SOFR + 0.66%)(b)(c)	15,000	15,009,806
4.41%, 04/09/27, (1-day SOFR + 0.74%)(b)(c)	17,750	17,824,767
4.44%, 01/29/27, (1-day SOFR + 0.77%)(b)(c)	20,283	20,362,266
4.65%, 07/10/26, (1-day SOFR + 0.98%)(b)(c)	19,037	19,101,490
Metropolitan Life Global Funding I
4.24%, 04/09/26, (1-day SOFR Index + 0.57%)(a)(b)(c)	16,090	16,101,136
4.39%, 06/11/27, (1-day SOFR Index + 0.70%)(a)(b)(c)	15,750	15,810,088
4.46%, 08/25/28, (1-day SOFR + 0.70%)(b)(c)	500	500,459

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
New York Life Global Funding
4.18%, 06/09/26, (1-day SOFR + 0.48%)(b)(c)	$19,995	$20,013,596
4.23%, 02/05/27, (1-day SOFR + 0.41%)(a)(b)(c)	16,975	16,992,258
4.24%, 06/11/27, (1-day SOFR + 0.55%)(a)(b)(c)	2,900	2,908,062
4.24%, 02/02/29, (1-day SOFR + 0.57%)(b)(c)	11,925	11,924,980
4.33%, 08/28/26, (1-day SOFR + 0.58%)(a)(b)(c)	14,220	14,242,232
4.33%, 07/25/28, (1-day SOFR + 0.66%)(b)(c)	11,200	11,238,333
4.35%, 04/02/27, (1-day SOFR + 0.67%)(a)(b)(c)	22,065	22,155,906
4.55%, 04/25/28, (1-day SOFR + 0.88%)(b)(c)	13,425	13,540,923
4.61%, 04/02/26, (1-day SOFR Index + 0.93%)(b)(c)	12,481	12,496,695
Northwestern Mutual Global Funding, 4.42%, 08/25/28, (1-day SOFR + 0.66%)(a)(b)(c)	5,100	5,113,095
Pacific Life Global Funding II
4.26%, 12/20/27, (1-day SOFR + 0.58%)(b)(c)	13,700	13,725,707
4.27%, 01/27/28, (1-day SOFR + 0.60%)(a)(b)(c)	5,600	5,608,122
4.28%, 03/27/26, (1-day SOFR + 0.60%)(b)(c)	12,446	12,453,076
4.31%, 02/04/27, (1-day SOFR + 0.48%)(b)(c)	1,650	1,652,362
4.33%, 06/04/26, (1-day SOFR + 0.62%)(a)(b)(c)	15,162	15,180,815
4.42%, 07/10/28, (1-day SOFR + 0.75%)(a)(b)(c)	10,500	10,543,255
4.67%, 02/05/27, (1-day SOFR + 0.85%)(a)(b)(c)	20,920	21,026,440
4.72%, 07/28/26, (1-day SOFR Index + 1.05%)(b)(c)	21,747	21,826,469
Principal Life Global Funding II, 4.59%, 08/18/28, (1-day SOFR + 0.81%)(b)(c)	9,900	9,911,321
Protective Life Global Funding
4.37%, 04/10/26, (1-day SOFR + 0.70%)(b)(c)	10,285	10,292,413
4.54%, 09/11/28, (1-day SOFR + 0.85%)(b)(c)	16,000	16,049,483
Sammons Financial Group Global Funding, 4.58%, 09/02/27, (1-day SOFR + 0.850%)(b)(c)	500	501,648
		542,273,282
Internet — 0.0%
Alphabet, Inc., 4.32%, 11/15/28, (1-day SOFR + 0.52%)(b)	200	201,330
Machinery — 2.6%
Caterpillar Financial Services Corp.
4.05%, 01/07/27, (1-day SOFR + 0.38%)(a)(b)	13,730	13,748,695
4.07%, 01/10/28, (1-day SOFR + 0.40%)(b)	11,650	11,661,151
4.20%, 07/07/27, (1-day SOFR + 0.53%)(b)	150	150,506
4.21%, 02/27/26, (1-day SOFR + 0.46%)(b)	25,284	25,288,938
4.24%, 03/03/28, (1-day SOFR + 0.52%)(b)	13,930	13,951,419
4.31%, 05/14/27, (1-day SOFR + 0.52%)(b)	19,144	19,217,942
4.35%, 11/15/27, (1-day SOFR + 0.56%)(a)(b)	14,280	14,338,040
4.36%, 10/16/26, (1-day SOFR + 0.69%)(a)(b)	13,929	13,978,670
4.37%, 11/14/28, (1-day SOFR + 0.58%)(b)	3,425	3,438,244
4.43%, 08/15/28, (1-day SOFR + 0.64%)(b)	10,250	10,299,085
John Deere Capital Corp.
4.08%, 01/05/27, (1-day SOFR + 0.40%)(b)	11,100	11,117,668
4.16%, 03/06/26, (1-day SOFR + 0.44%)(b)	13,864	13,867,425
4.22%, 03/06/28, (1-day SOFR + 0.50%)(a)(b)	12,555	12,593,075
4.27%, 04/19/27, (1-day SOFR + 0.60%)(a)(b)	17,504	17,574,195
4.29%, 09/11/28, (1-day SOFR + 0.58%)(a)(b)	400	400,897
4.31%, 06/11/27, (1-day SOFR + 0.60%)(b)	16,907	16,970,482
4.32%, 03/03/26, (1-day SOFR + 0.57%)(b)	13,093	13,091,992
4.35%, 07/15/27, (1-day SOFR + 0.68%)(a)(b)	14,050	14,126,386
4.51%, 06/08/26, (1-day SOFR + 0.79%)(b)	13,648	13,669,830
		239,484,640
Manufacturing — 0.2%
Siemens Funding BV, 4.39%, 05/26/28, (1-day SOFR + 0.64%)(b)(c)	16,550	16,626,339
Security	Par (000)	Value
Mining — 0.4%
Glencore Funding LLC
4.43%, 10/01/26, (1-day SOFR Index + 0.75%)(a)(b)(c)	$5,900	$5,909,141
4.73%, 04/04/27, (1-day SOFR Index + 1.06%)(a)(b)(c)	11,995	12,056,424
Rio Tinto Finance USA PLC, 4.52%, 03/14/28, (1-day SOFR Index + 0.84%)(a)(b)	15,705	15,825,851
		33,791,416
Multi-National — 3.6%
European Investment Bank, 4.76%, 05/21/28, (1-day SOFR Index + 1.00%)(b)(c)	35,190	35,809,266
Inter-American Development Bank
3.95%, 03/20/28, (1-day SOFR Index + 0.27%)(b)	67,540	67,611,291
4.03%, 10/05/28, (1-day SOFR Index + 0.35%)(a)(b)	55,871	56,032,181
International Bank for Reconstruction & Development
3.97%, 01/24/29, (1-day SOFR Index + 0.30%)(a)(b)	77,597	77,706,137
4.04%, 01/12/27, (1-day SOFR Index + 0.37%)(a)(b)	92,443	92,618,986
		329,777,861
Oil & Gas — 0.6%
Chevron USA, Inc.
4.11%, 02/26/27, (1-day SOFR Index + 0.36%)(a)(b)	14,670	14,703,624
4.22%, 02/26/28, (1-day SOFR Index + 0.47%)(a)(b)	9,216	9,244,211
4.49%, 10/15/30, (1-day SOFR + 0.82%)(b)	10,300	10,384,686
Series ., 4.36%, 08/13/28, (1-day SOFR + 0.57%)(a)(b)	10,100	10,157,960
Shell Finance U.S., Inc., 4.59%, 11/06/30, (1-day SOFR + 0.78%)(b)	10,000	10,045,668
		54,536,149
Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co., 4.26%, 02/20/26, (1-day SOFR + 0.49%)(b)	23,603	23,602,103
Eli Lilly & Co., 4.20%, 10/15/28, (1-day SOFR + 0.53%)(b)	11,800	11,857,345
GlaxoSmithKline Capital PLC, 4.19%, 03/12/27, (1-day SOFR + 0.50%)(a)(b)	10,410	10,435,798
Merck & Co., Inc.
4.14%, 09/15/27, (1-day SOFR + 0.46%)(b)	400	401,784
4.28%, 03/15/29, (1-day SOFR + 0.57%)(b)	16,100	16,142,510
Novartis Capital Corp., 4.34%, 11/05/28, (1-day SOFR + 0.52%)(b)	2,100	2,108,829
Pfizer, Inc., 4.27%, 11/15/27, (1-day SOFR + 0.50%)(b)	1,900	1,906,638
Sanofi SA
4.30%, 11/03/27, (1-day SOFR + 0.46%)(a)(b)	9,825	9,862,413
4.38%, 11/03/28, (1-day SOFR + 0.54%)(a)(b)	10,975	11,025,709
		87,343,129
Real Estate Investment Trusts — 0.3%
Public Storage Operating Co., 4.37%, 04/16/27, (1-day SOFR Index + 0.70%)(b)	29,923	30,014,558
Retail — 0.2%
Walmart, Inc., 4.10%, 04/28/27, (1-day SOFR Index + 0.43%)(b)	22,925	23,007,287

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Savings & Loans — 0.4%
Nationwide Building Society
4.69%, 09/30/30, (1-day SOFR + 1.01%)(a)(b)(c)	$10,900	$10,910,241
4.74%, 07/14/29, (1-day SOFR + 1.07%)(b)(c)	10,400	10,433,361
5.08%, 02/16/28, (1-day SOFR + 1.29%)(a)(b)(c)	13,578	13,668,160
		35,011,762
Software — 0.2%
Oracle Corp., 4.60%, 08/03/28, (1-day SOFR + 0.76%)(b)	14,180	13,932,377
Telecommunications — 0.3%
NTT Finance Corp.
4.74%, 07/16/28, (1-day SOFR + 1.08%)(b)(c)	9,550	9,642,726
4.97%, 07/16/30, (1-day SOFR + 1.31%)(b)(c)	15,050	15,319,931
		24,962,657
Total Corporate Bonds & Notes — 74.2% (Cost: $6,851,075,304)		6,874,799,285
Foreign Government Obligations(e)
Canada — 0.5%
CPPIB Capital, Inc., 4.96%, 03/11/26, (1-day SOFR + 1.25%)(a)(b)(c)	23,950	23,978,990
Export Development Canada, 4.00%, 08/01/28, (1-day SOFR Index + 0.33%)(b)	19,710	19,757,963
PSP Capital, Inc., 4.11%, 12/01/27, (1-day SOFR + 0.35%)(b)(c)	2,000	2,003,192
		45,740,145
Finland — 0.3%
Kuntarahoitus Oyj, 4.67%, 02/04/30, (1-day SOFR Index + 1.00%)(b)(c)	20,000	20,526,831
Kuntarahoitus OYJ, 4.67%, 02/02/29, (1-day SOFR Index + 1.00%)(b)(c)	10,600	10,816,299
		31,343,130
Netherlands — 0.1%
BNG Bank NV
4.69%, 03/17/28, (1-day SOFR Index + 1.00%)(b)(c)	4,000	4,059,327
4.85%, 08/05/26, (1-day SOFR Index + 1.00%)(a)(b)(c)	3,700	3,714,677
		7,774,004
Norway — 2.0%
Kommunalbanken AS
4.08%, 04/09/29, (1-day SOFR Index + 0.41%)(a)(b)(c)	53,100	53,267,221
4.15%, 03/03/28, (1-day SOFR Index + 0.40%)(b)(c)	67,925	68,091,709
4.69%, 06/17/26, (1-day SOFR Index + 1.00%)(a)(b)(c)	60,670	60,851,827
		182,210,757
South Korea — 2.0%
Export-Import Bank of Korea
4.06%, 01/13/29, (1-day SOFR + 0.40%)(a)(b)	3,025	3,025,901
4.13%, 01/14/28, (1-day SOFR + 0.47%)(b)	17,745	17,770,320
4.13%, 09/22/28, (1-day SOFR + 0.46%)(b)	5,600	5,608,506
4.52%, 09/11/29, (1-day SOFR + 0.82%)(b)	21,320	21,615,363
Industrial Bank of Korea
4.25%, 06/24/28, (1-day SOFR + 0.58%)(b)(d)	7,800	7,828,700
4.29%, 09/30/27, (1-day SOFR + 0.62%)(b)(d)	10,975	11,018,681
Security	Par (000)	Value
South Korea (continued)
Korea Development Bank(The)
4.16%, 01/28/31, (1-day SOFR + 0.50%)(b)	$15,000	$15,028,829
4.36%, 10/23/26, (1-day SOFR + 0.70%)(b)	11,700	11,726,819
4.62%, 02/03/30, (1-day SOFR + 0.76%)(b)	33,975	34,328,752
Korea Electric Power Corp., 4.42%, 11/12/28(b)(d)	5,050	5,058,581
Korea Gas Corp., 4.31%, 07/10/28, (1-day SOFR + 0.65%)(b)(d)	3,400	3,411,948
Korea Housing Finance Corp., 4.56%, 01/21/30, (1-day SOFR + 0.90%)(b)(d)	10,800	10,917,152
Korea National Oil Corp.
4.44%, 03/31/28, (1-day SOFR + 0.77%)(b)(d)	7,500	7,525,360
4.50%, 04/03/27, (1-day SOFR + 0.83%)(b)(d)	5,400	5,417,268
4.57%, 09/30/27, (1-day SOFR + 0.90%)(b)(d)	15,000	15,078,354
4.87%, 11/14/26, (1-day SOFR + 1.08%)(b)(d)	9,670	9,709,484
		185,070,018
Supranational — 18.5%
Asian Development Bank
3.95%, 01/29/31, (1-day SOFR Index + 0.28%)(b)	20,000	20,004,689
3.98%, 06/20/28, (1-day SOFR Index + 0.30%)(b)	49,541	49,623,816
4.68%, 04/06/27, (1-day SOFR Index + 1.00%)(b)	53,537	54,073,863
4.69%, 06/16/26, (1-day SOFR Index + 1.00%)(b)	34,555	34,668,822
4.76%, 08/27/26, (1-day SOFR Index + 1.00%)(b)	55,355	55,631,714
Asian Infrastructure Investment Bank(The)
3.89%, 04/15/26, (1-day SOFR + 0.22%)(b)(c)	4,375	4,375,712
4.42%, 08/16/27, (1-day SOFR Index + 0.62%)(a)(b)(c)	13,650	13,738,807
European Bank for Reconstruction & Development
3.86%, 04/14/26, (1-day SOFR Index + 0.19%)(b)	39,815	39,816,210
4.09%, 02/16/29, (1-day SOFR Index + 0.30%)(b)	81,989	82,094,462
4.09%, 07/22/30, (1-day SOFR Index + 0.42%)(b)	66,250	66,599,691
4.12%, 02/20/28, (1-day SOFR Index + 0.33%)(b)	100,220	100,429,180
European Investment Bank, 4.12%, 08/14/29, (1-day SOFR Index + 0.32%)(b)	32,560	32,651,365
Inter-American Development Bank
3.86%, 09/16/26, (1-day SOFR Index + 0.17%)(b)	69,592	69,614,009
3.95%, 04/12/27, (1-day SOFR Index + 0.28%)(b)	61,778	61,884,201
4.02%, 02/10/26, (1-day SOFR Index + 0.20%)(a)(b)	57,019	57,020,180
4.03%, 10/04/27, (1-day SOFR Index + 0.35%)(a)(b)	70,727	70,921,356
4.04%, 08/01/29, (1-day SOFR Index + 0.37%)(a)(b)	66,966	67,199,317
4.10%, 02/15/29, (1-day SOFR Index + 0.30%)(a)(b)	69,148	69,253,211
Series GLOB, 4.08%, 03/13/30, (1-day SOFR Index + 0.39%)(a)(b)	42,475	42,662,739
International Bank for Reconstruction & Development
3.87%, 06/15/26, (1-day SOFR Index + 0.18%)(b)	36,110	36,122,724

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
3.96%, 06/15/27, (1-day SOFR Index + 0.27%)(b)	$74,145	$74,287,951
3.99%, 09/23/26, (1-day SOFR Index + 0.31%)(b)	79,849	79,922,034
4.05%, 02/23/27, (1-day SOFR Index + 0.28%)(a)(b)	18,805	18,835,871
4.07%, 11/22/28, (1-day SOFR Index + 0.29%)(a)(b)	74,395	74,529,010
4.08%, 11/18/27, (1-day SOFR Index + 0.28%)(a)(b)	31,750	31,812,002
4.10%, 05/15/28, (1-day SOFR Index + 0.30%)(a)(b)	64,975	65,107,287
4.22%, 08/19/27, (1-day SOFR Index + 0.43%)(b)	107,194	107,676,290
Series GDIF, 4.14%, 10/04/30, (1-day SOFR Index + 0.46%)(a)(b)	49,400	49,770,014
International Finance Corp.
3.94%, 07/30/27, (1-day SOFR Index + 0.27%)(b)	1,350	1,352,174
3.97%, 03/16/26, (1-day SOFR Index + 0.28%)(b)	767	767,186
4.05%, 10/22/30, (1-day SOFR Index + 0.38%)(a)(b)	21,425	21,521,316
4.07%, 08/28/28, (1-day SOFR Index + 0.31%)(b)	84,097	84,276,280
4.12%, 08/28/29, (1-day SOFR Index + 0.36%)(a)(b)	43,575	43,753,800
Nordic Investment Bank
3.97%, 10/04/27, (1-day SOFR Index + 0.29%)(b)(c)	2,481	2,485,305
4.81%, 05/12/26, (1-day SOFR Index + 1.00%)(b)	32,148	32,228,647
		1,716,711,235
Sweden — 1.0%
Svensk Exportkredit AB
4.15%, 11/21/29, (1-day SOFR + 0.37%)(b)	20,200	20,243,169
4.85%, 05/05/27, (1-day SOFR + 1.00%)(b)	20,000	20,198,773
4.86%, 08/03/26, (1-day SOFR Index + 1.00%)(b)	51,060	51,275,979
		91,717,921
Total Foreign Government Obligations — 24.4% (Cost: $2,256,350,860)		2,260,567,210
Total Long-Term Investments — 98.6% (Cost: $9,107,426,164)		9,135,366,495
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(f)(g)(h)	197,847,263	$197,946,186
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(f)(g)	95,890,000	95,890,000
Total Short-Term Securities — 3.2% (Cost: $293,722,793)		293,836,186
Total Investments — 101.8% (Cost: $9,401,148,957)		9,429,202,681
Liabilities in Excess of Other Assets — (1.8)%		(165,867,410)
Net Assets — 100.0%		$9,263,335,271

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Floating Rate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$182,330,899	$15,614,102 (a)	$—	$8,240	$(7,055)	$197,946,186	197,847,263	$177,082 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	57,480,000	38,410,000 (a)	—	—	—	95,890,000	95,890,000	406,137	—
				$8,240	$(7,055)	$293,836,186		$583,219	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$6,874,799,285	$—	$6,874,799,285
Foreign Government Obligations	—	2,260,567,210	—	2,260,567,210
Short-Term Securities
Money Market Funds	293,836,186	—	—	293,836,186
	$293,836,186	$9,135,366,495	$—	$9,429,202,681

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
SOFR	Secured Overnight Financing Rate